Capital and financing transactions	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Capital and financing transactions
11.	Capital and financing transactions
Subordinated debentures
On December 8, 2020, the Bank redeemed all outstanding $750 million 3.367% Debentures
(Non-Viability
Contingent Capital (NVCC)) due December 8, 2025 at 100% of their principal amount plus accrued interest.
Common shares
Normal Course Issuer Bid
On March 13, 2020, OSFI advised federally regulated deposit taking institutions to suspend common share buybacks as part of
COVID-19
measures. The Bank does not have an active normal course issuer bid and did not repurchase any common shares during the nine months ended July 31, 2021.
The Bank’s previous normal course issuer bid terminated on June 3, 2020. Under this program, the Bank repurchased and cancelled approximately 11.8 million common shares at an average price of $72.41 per share. These repurchases were carried out before March 13, 2020.
Preferred shares and other equity instruments
Preferred
S
hares
On February 2, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred shares Series 32 and Series 33 at their par values of $279 million and $130 million, respectively, together with all declared and unpaid dividends.
On April 26, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 34 at a par value of $350 million, together with all declared and unpaid dividends.
On July 26, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 36 at a par value of $500 million, together with all declared and unpaid dividends.
Other Equity Instruments
On June 15, 2021, the Bank issued $1,250 million Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”), maturing on July 27, 2081, which form part of the Bank’s Additional Tier 1 capital. Non-deferrable interest is payable quarterly at a fixed rate of 3.70% per annum, from and including the issuance date to, but excluding, July 27, 2026; and thereafter, on every fifth anniversary until July 27, 2076, the interest rate will be reset at a rate per annum equal to the 5-Year Government of Canada Yield plus 2.761%.
Upon the occurrence of a recourse event, the noteholder’s sole recourse will be limited to their proportionate share of the assets held in a newly formed consolidated trust. A recourse event o
c
curs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of LRCN Series 1, (d) an event of default occurs (bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. The trust assets currently comprise of $1,250 million Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the AT1 Notes”) issued concurrently with the LRCN Series 1. As the AT1 Notes eliminate on consolidation, they do not currently form part of the Bank’s Additional Tier 1 capital.
Subject to regulatory consent and approval, the LRCN Series 1 are redeemable, in whole or in part, every five years during the period from June 27 to and including July 27, commencing in 2026.
The LRCN Series 1 and AT1 Notes are the Bank’s direct unsecured obligations, ranking subordinate to the Bank’s Subordinated debentures and ranking equally with the Bank’s existing NVCC subordinated additional Tier 1 capital securities.
The LRCN Series 1 and the AT1 Notes include NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the AT1 Notes into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. Upon an NVCC Trigger Event, LRCN Series 1 will cease to be outstanding following delivery to the noteholders of their proportionate share of the trust assets comprised of common shares of the Bank received by the trust upon automatic conversion of the AT1 Notes.
The LRCN Series 1 are compound instruments with both equity and liability features. On the date of issuance, the Bank has assigned an insignificant value to the liability component of LRCN Series 1 and, as a result, the full proceeds received have been presented as equity.